Discontinued Operations (Details Narrative) - USD ($) $ in Millions		3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 07, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 04, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount						0
Beeline Financial Holdings Inc [Member]
Stock Issued During Period, Shares, New Issues							0
Common Stock [Member]
Stock Issued During Period, Shares, New Issues		442,000	141,000	135,000			343,000	10,000
Common Stock [Member] | Beeline Financial Holdings Inc [Member]
Stock Issued During Period, Shares, New Issues					1,278,055
Subsequent Event [Member]
Unsecured Debt	$ 2.5
Beeline Mortgage Holdings Inc [Member] | Beeline Financial Holdings Inc [Member]
Ownership percentage		50.10%			50.10%		50.10%
Ellington Financial Inc [Member] | Beeline Financial Holdings Inc [Member]
Ownership percentage		49.90%			49.90%		49.90%
Debt Agreement [Member] | Subsequent Event [Member] | Investor [Member]
Secured Debt	4.1
Unsecured Debt	$ 2.5
Debt Agreement [Member] | Subsequent Event [Member] | Aegis, Bigger, District 2 and LDI [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues	119,873
Debt Agreement [Member] | Subsequent Event [Member] | Aegis, Bigger, District 2 and LDI [Member] | Series C Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	31,234
Debt Agreement [Member] | Bigger and District 2 [Member]
Ownership percentage									50.00%
Debt Agreement [Member] | Aegis and LDI [Member]
Ownership percentage									50.00%